John Hancock Funds


                        Supplement dated November 7, 2007
                    to the Class A, B and C Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510
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                               John Hancock Funds


                        Supplement dated November 7, 2007
                        to the Class I Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510

                               John Hancock Funds

                        Supplement dated November 7, 2007
                   to the Statement of Additional Information



Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510